RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction
Time charter revenues	$ 108,232	$ 105,635	$ 266,647	$ 342,989
Cash distributions paid			(133,416)	(119,371)
Dividend paid to non-controlling interest			0	(7,000)
Golar and Affiliates
Related Party Transaction
Time charter revenues	0	6,186	0	14,908
Management and administrative services fees	(1,901)	(2,496)	(5,778)	(5,066)
Cash distributions paid	(11,142)	(12,858)	(37,318)	(38,514)
Golar and Affiliates | Ship management fees
Related Party Transaction
Fees and expenses	(1,300)	(1,892)	(3,900)	(4,030)
Golar and Affiliates | Income on deposits paid to Golar
Related Party Transaction
Interest income	295	1,131	4,779	2,535
Golar and Affiliates | Share options expense recharge
Related Party Transaction
Fees and expenses	0	(95)	0	(95)
China Petroleum Corporation
Related Party Transaction
Dividend paid to non-controlling interest	$ 0	$ 0	$ 0	$ (7,000)